Property and Equipment, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross	$ 59,384	$ 63,369
Less: Accumulated depreciation	(36,332)	(37,824)
Property and equipment, net	23,052	25,545
Depreciation	8,300	8,100	$ 8,700
Leasehold improvements
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross	47,573	49,074
Furniture and fixtures
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross	6,029	8,027
Computer equipment
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross	5,134	5,625
Video equipment
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross	$ 648	$ 643